Short-Term Borrowings And Long-Term Debt (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Short-Term Borrowings And Long-Term Debt [Abstract]
Unused lines of credit for short-term financing	¥ 11,527,432	¥ 19,984,360